Cover	Dec. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2022
File Number	333-255178
Registrant Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
TaxIdentification Number	30-1129581
Incorporation State Country Code	NV
AddressAddressLine1	Al. Jerozolimskie 85 lok. 21
Address City	Warsaw
Address Country	PL
Address Postal Zip Code	02-001
CityAreaCode	48
LocalPhoneNumber	732100862
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging Growth Company	true
extended transition period	false